Schedule of Investments (unaudited) December 31, 2019	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 33.3%
CareTrust REIT Inc.	136,008	$2,805,845
Community Healthcare Trust Inc.	27,339	1,171,749
Diversified Healthcare Trust	337,206	2,846,019
Global Medical REIT Inc.	46,146	610,512
Healthcare Realty Trust Inc.	188,737	6,298,154
Healthcare Trust of America Inc., Class A	294,727	8,924,333
Healthpeak Properties Inc.	696,202	23,998,083
LTC Properties Inc.	56,080	2,510,702
Medical Properties Trust Inc.	735,483	15,526,046
National Health Investors Inc.	60,690	4,945,021
New Senior Investment Group Inc.	119,243	912,209
Omega Healthcare Investors Inc.	311,722	13,201,427
Physicians Realty Trust	268,931	5,093,553
Sabra Health Care REIT Inc.	275,156	5,871,829
Universal Health Realty Income Trust	18,266	2,143,698
Ventas Inc.	528,406	30,510,162
Welltower Inc.	575,066	47,028,897

		174,398,239

Residential REITs — 50.3%
American Campus Communities Inc.	195,719	9,204,666
American Homes 4 Rent, Class A(a)	368,093	9,647,717
Apartment Investment & Management Co., Class A	211,536	10,925,834
AvalonBay Communities Inc.	197,603	41,437,349
Bluerock Residential Growth REIT Inc.	32,130	387,166
BRT Apartments Corp.	14,033	238,140
Camden Property Trust	133,694	14,184,933
Clipper Realty Inc.	20,518	217,491
Equity LifeStyle Properties Inc.(a)	248,279	17,476,359
Equity Residential	519,213	42,014,716
Essex Property Trust Inc.	92,826	27,927,630
Front Yard Residential Corp.	70,539	870,451
Independence Realty Trust Inc.	129,708	1,826,289
Investors Real Estate Trust	16,596	1,203,210
Invitation Homes Inc.	765,803	22,951,116
Mid-America Apartment Communities Inc.	162,694	21,452,831
NexPoint Residential Trust Inc.	28,260	1,271,700

Security	Shares	Value

Residential REITs (continued)
Preferred Apartment Communities Inc., Class A	65,221	$868,744
Sun Communities Inc.	129,679	19,464,818
UDR Inc.	415,590	19,408,053
UMH Properties Inc.	51,594	811,574

		263,790,787

Specialized REITs — 15.8%
CubeSmart	275,036	8,658,133
Extra Space Storage Inc.	179,982	19,009,699
Life Storage Inc.	66,446	7,194,773
National Storage Affiliates Trust	86,399	2,904,734
Public Storage	210,213	44,766,961

		82,534,300

Total Common Stocks — 99.4% (Cost: $476,766,654)		520,723,326

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(b)(c)(d)	3,024,149	3,025,359
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)	1,436,410	1,436,410

		4,461,769

Total Short-Term Investments — 0.8% (Cost: $4,461,769)		4,461,769

Total Investments in Securities — 100.2% (Cost: $481,228,423)		525,185,095

Other Assets, Less Liabilities — (0.2)%		(1,088,749)

Net Assets — 100.0%		$524,096,346

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,024,149	3,024,149	$3,025,359	$2,862	(a)	$(881)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,052,643	383,767	1,436,410	1,436,410	15,001		—	—

				$4,461,769	$17,863		$(881)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Residential Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	91	03/20/20	$3,344	$57,984

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$520,723,326	$—	$—	$520,723,326
Money Market Funds	4,461,769	—	—	4,461,769

	$525,185,095	$—	$—	$525,185,095

Derivative financial instruments(a)
Assets
Futures Contracts	$57,984	$—	$—	$57,984

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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